PREPAYMENTS AND OTHER RECEIVABLES - MOVEMENTS ON PROVISION FOR IMPAIRMENT OF OTHER RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
At beginning of period	¥ 13,336	¥ 13,377	¥ 62,060
Provision for impairment loss			62
Reversal of impairment loss provision	(3)	(1)	(7,699)
Written-off	(8)	(40)	(28,734)
Elimination arising from business combination			(12,312)
At end of period	¥ 13,325	¥ 13,336	¥ 13,377